Nature of business and organization - Additional information (Details)	Jun. 30, 2022
SonicHash Canada
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
SonicHash Singapore
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
SonicHash US
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Xiangtai BVI | Xiangtai BVI
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Xiangtai HK | Xiangtai BVI
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Xiangtai WFOE | Xiangtai HK
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Guangan Yongpeng | Xiangtai WFOE
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
CQ Pengmei | Xiangtai WFOE
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
JMC | Xiangtai WFOE
Noncontrolling Interest, Ownership Percentage by Parent	51.00%
Silanchi | Silanchi
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Haochuangge | Silanchi
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Gangyixing WFOE | Haochuangge
Noncontrolling Interest, Ownership Percentage by Parent	100.00%